RESTRUCTURING OF JAPAN OPERATIONS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
RESTRUCTURING OF JAPAN OPERATIONS [Abstract]
Impairment Charges	$ (2,641)	$ 47,472
Restructuring costs.	$ 1,650	$ 8,028